Subordinated liabilities - Disclosure of subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities, opening balance	£ 35,903	£ 38,253
Issuances	11,222	5,986	£ 15,381
Redemptions	(5,067)	(7,431)
Other	(183)	(905)
Subordinated liabilities, closing balance	41,875	35,903	£ 38,253
Total subordinated liabilities	42,412	36,482
At fair value
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities, opening balance	579
Subordinated liabilities, closing balance	£ 537	£ 579